Commitments and Contingencies - Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Future minimum payments:
Remainder of the year	$ 97
2020	566	$ 308
2021	692	317
2022	742	355
2023	733	335
Thereafter	6,088	635
Total future minimum payments	$ 8,918	$ 2,275